Provision for Employee Benefits	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefits Text Block Abstract
PROVISION FOR EMPLOYEE BENEFITS
18.	PROVISION FOR EMPLOYEE BENEFITS

Prior to March 30, 2022, the Company had a retired benefit plan (“Plan A”), another plan (“Plan B”) was established in 2022, both plans are based on the requirements of the Thailand Labor Protection Act B.E.2541 (1988) to provide retirement benefits to employees based on pensionable remuneration and length of service which are considered as unfunded. The plan asset is unfunded and the Company will pay benefits when needed.

According to IFRS 19 (Revised 2017), the use of Projected Unit Credit (PUC) Cost Method is required in order to determine the actuarial liability based on past service and expected future salary. Thus, the actuarially acceptable assumptions on salary scale are needed. Actuarial assumptions on other components of the benefit formulas are also required to measure the obligation such as demographic assumptions and financial assumptions. All of these assumptions are important because they are directly related to a possibility of actuarial gains and losses. Moreover, the obligations are measured on a discounted basis because they may be settled many years after the employees render the related service.

The following assumptions have been adopted for Plan A’s actuarial valuation:

Demographic Assumptions:

1.	Mortality Table (Annual Death Rate): Male and Female Thai Mortality Ordinary Tables of 2017 (TMO 2017) which is the latest mortality table from the Office of Insurance Commission in Thailand.

2.	Annual Disability Rate: 5% of the Male and Female TMO 2017.

3.	Annual Voluntary Resignation: Age related rates as follows.

Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	18%	32%
31-40	9%	19%
41-50	6%	15%
Above 50	0%	0%

Financial Assumptions:

1.	Discount Rate: Single weighted average discount rate is 2.63% per year based on the zero coupon yield rate of government bonds in Thailand from the Thai Bond Market Association (Thai BMA) as of December 31, 2022. Duration (or single weighted average remaining time to retire) is 10.94 years.

2.	Salary Increase Rate: 1.50% per year. The projected salary is calculated at the time of retirement or forced resignation.

3.	Taxes payable by the plan: The contributions are not a tax-deductible expense according to the Revenue Department in Thailand so there are no taxes payable by the plan

Movement in the present value of Plan A’s retired benefit obligation:

	As of December 31,
	2022	2021
Defined benefit obligations at January 1,	$5,827,355	$6,841,673
Transfer to R&I	(19,304)	-
Benefits paid during the year	(922,305)	(462,306)
Current service costs	459,975	649,242
Interest	110,483	102,196
Past service cost and gain (loss) on settlement	155,697	-
Actuarial loss	(559,544)	(627,193)
Exchange differences	(224,557)	(676,257)
Defined benefit obligations at December 31,	$4,827,800	$5,827,355

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

For the year ended December 31, 2022

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$4,500,166	$(327,634)	-6.79	-1	$5,201,435	$373,635	7.74
Salary Increase Rate	1	5,064,621	236,821	4.91	-1	4,617,667	(210,133)	-4.35
Turnover Rate	1	4,683,817	(143,983)	-2.98	-1	4,871,730	43,930	0.91
Life Expectancy	+1 Year	4,837,009	9,207	0.19	-1 Year	4,818,657	(9,143)	-0.19

For the year ended December 31, 2021

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,406,718	$(412,414)	-7.09	-1	$6,291,799	$472,667	8.12
Salary Increase Rate	1	6,141,412	322,280	5.54	-1	5,534,865	(284,267)	-4.89
Turnover Rate	1	5,596,605	(222,526)	-3.82	-1	5,905,978	86,846	1.49
Life Expectancy	+1 Year	5,832,121	12,989	0.22	-1 Year	5,806,228	(12,904)	-0.22

For the year ended December 31, 2020

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$6,246,875	$(594,798)	-8.69	-1	$7,540,239	$698,566	10.21
Salary Increase Rate	1	7,303,544	461,871	6.75	-1	6,442,685	(398,988)	-5.83
Turnover Rate	1	6,515,632	(326,041)	-4.77	-1	6,990,881	149,208	2,18
Life Expectancy	+1 Year	6,860,711	19,038	0.28	-1 Year	6,822,778	(18,895)	-0.28

Maturity profile of the defined benefit obligation as of December 31, are as follow:

Year	Defined Benefit Obligation
2023	$457,315
2024	223,597
2025	386,591
2026	292,415
2027	389,437
2028	262,283
2029	263,201
2030	395,884
2031	598,903
2032	242,779
2033-2045	12,610,884
>2045	8,595,457

The following assumptions have been adopted for Plan B’s actuarial valuation:

Demographic Assumptions:

1.	Mortality Table (Annual Death Rate): Male and Female Thai Mortality Ordinary Tables of 2017 (TMO 2017) which is the latest mortality table from the Office of Insurance Commission in Thailand.

2.	Annual Disability Rate: 5% of the Male and Female TMO 2017.

3.	Annual Voluntary Resignation: Age related rates as follows.

Age Group (Years)	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	32%
31-40	19%
41-50	15%
Above 50	0%

Financial Assumptions:

1.	Discount Rate: Single weighted average discount rate is 3.31% per year based on the zero coupon yield rate of government bonds in Thailand from the Thai Bond Market Association (Thai BMA) as of December 31, 2022. Duration (or single weighted average remaining time to retire) is 16.40 years.

2.	Salary Increase Rate: 1.50% per year. The projected salary is calculated at the time of retirement or forced resignation.

3.	Taxes payable by the plan: The contributions are not a tax-deductible expense according to the Revenue Department in Thailand so there are no taxes payable by the plan

Movement in the present value of Plan B’s retired benefit obligation:

	As of December 31,
	2022	2021
Defined benefit obligations at January 1,	$-	$-
Transfer from GF Cash (CIT)	19,304	-
Current service costs	1,971	-
Interest	285	-
Exchange differences	254	-
Defined benefit obligations at December 31,	$21,814	$-

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

For the year ended December 31, 2022

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$19,346	$(2,469)	-11.32	-1	$24,710	$2,896	13.27
Salary Increase Rate	1	24,176	2,362	10.83	-1	19,782	(2,032)	-9.32
Turnover Rate	1	20,142	(1,672)	-7.67	-1	22,799	985	4.51
Life Expectancy	+1 Year	21,887	73	0.33	-1 Year	21,742	(72)	-0.33

Maturity profile of the defined benefit obligation as of December 31, are as follow:

Year	Defined Benefit Obligation
2023	$-
2024	-
2025	-
2026	-
2027	-
2028	-
2029	-
2030	-
2031	-
2032	-
2033-2047	296,283
>2047	299,210